Deferred Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Sep. 30, 2018	Dec. 31, 2017
Changes in deferred revenue
Deferred revenue balance - beginning of period		$ 27,883
New billings		54,735
Revenue recognized		(57,348)
Deferred revenue balance - end of period	$ 27,883	25,270
Tradeweb Markets LLC | Successor
Changes in deferred revenue
Deferred revenue balance - beginning of period	28,280	$ 27,883
New billings	26,609
Revenue recognized	(27,006)
Deferred revenue balance - end of period	27,883		$ 28,280
Tradeweb Markets LLC | Predecessor
Changes in deferred revenue
Deferred revenue balance - beginning of period	$ 28,280		29,673	$ 42,184
New billings			100,091	127,312
Revenue recognized			(101,484)	(139,823)
Deferred revenue balance - end of period			$ 28,280	$ 29,673